UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON DC 20549

FORM 13F

FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: June 30, 2002


Check here if Amendment []; Amendment Number:
This Amendment (Check one): [] is a restatement
                            [] adds new holdings entries


Institutional Investment Manager Filing this Report:

Longfellow Investment Management, Co. Limited Partnership
295 Devonshire Street
Boston, MA 02110

13F File Number: 028-10136


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:  David W. Seeley
Title: President, LIM Corp.,
       General Partner,
       Longfellow Investment Management, Co. Limited Partnership
Phone: 617-695-3504

Signature, Place, and date of signing:
David W. Seeley  Boston, MA  August 13, 2002


Report Type:   [x]13F HOLDINGS REPORT
               [ ]13F NOTICE
               [ ]13F COMBINATION REPORT


List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary

Number of Other Included Managers:         NONE
Form 13F Information Table Entry Total:    27
Form 13F information Table Value Total:    $97,009

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Canada Inc.               COM              00207q202     4942   155470 SH       SOLE                   155470
American Telephone & Telegraph COM              001957109     3483   325500 SH       SOLE                   325500
American Water Works Company,  COM              030411102     4675   108200 SH       SOLE                   108200
Cablevision Systems New York G COM              12686c104      442    46715 SH       SOLE                    46715
Charter Communications, Inc.   COM              16117m107      284    69685 SH       SOLE                    69685
Conectiv                       COM              206829103     4899   189800 SH       SOLE                   189800
Cytyc Corporation              COM              232946103      912   119700 SH       SOLE                   119700
HNC Software Inc.              COM              40425p107     5080   304200 SH       SOLE                   304200
Hughes Electronics - GM class  COM              370442832     4117   395900 SH       SOLE                   395900
Immunex Corporation            COM              452528102     6227   278720 SH       SOLE                   278720
McAfee.com Corporation         COM              579062100     4014   274150 SH       SOLE                   274150
Methanex Corporation           COM              59151K108     3384   409675 SH       SOLE                   409675
Pennzoil-Quaker State Company  COM              709323109     6614   307200 SH       SOLE                   307200
Petroleum Geo-Services ASA (PG COM              716597109     2354   653966 SH       SOLE                   653966
Quanta Services, Inc.          COM              74762e102     1798   182150 SH       SOLE                   182150
Royal Caribbean Cruises Ltd.   COM              V7780T103     5851   300045 SH       SOLE                   300045
SignalSoft Corporation         COM              82668m102     3375  1500000 SH       SOLE                  1500000
SilverStream Software, Inc.    COM              827907106     6258   700000 SH       SOLE                   700000
Spacelabs Medical, Inc.        COM              846247104     5233   368500 SH       SOLE                   368500
Spectrian Corporation          COM              847608106      928    89500 SH       SOLE                    89500
TRW Inc.                       COM              872649108     5339    93700 SH       SOLE                    93700
Telesp Celular Participacoes S COM              87952L108     1396   352465 SH       SOLE                   352465
Ticketmaster                   COM              88633p203     3992   213350 SH       SOLE                   213350
Tyco International Ltd.        COM              902124906     2630   194700 SH       SOLE                   194700
Valero Energy Corporation      COM              91913y100     3950   105560 SH       SOLE                   105560
Vestcom International, Inc.    COM              924904105     2991   513100 SH       SOLE                   513100
Wink Communications, Inc.      COM              974168106     1841   637200 SH       SOLE                   637200